SUPPLEMENTAL CASH FLOW INFORMATION - Additions to property, plant and equipment, net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Capital expenditures before proceeds on disposition	$ 2,815	$ 2,510
Proceeds on disposition	(25)	(74)
Capital expenditures	$ 2,790	$ 2,436